Initial Public Offering, Public Warrants (Details) - $ / shares		12 Months Ended
	Nov. 01, 2021	Dec. 31, 2023	Dec. 31, 2022
Public Warrants [Abstract]
Period to exercise warrants after public offerings		12 months
Period warrants to become excisable after business combination		30 days
Warrants expiration period		5 years
Period to file registration statement		20 days
Period for registration statement to become effective		60 days
Product value issued upon exercise of warrant (in dollars per share)	$ 0.361
Number of trading days		10 days
Number of trading days ending before notice of redemption		3 days
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Public Warrants [Abstract]
Warrant redemption price (in dollars per share)		$ 0.01
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Minimum [Member]
Public Warrants [Abstract]
Share price (in dollars per share)		$ 18
Notice period to redeem warrants		30 days
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member]
Public Warrants [Abstract]
Warrant redemption price (in dollars per share)		$ 0.1
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Minimum [Member]
Public Warrants [Abstract]
Share price (in dollars per share)		$ 10
Notice period to redeem warrants		30 days
Class A Common Stock [Member]
Public Warrants [Abstract]
Number of shares issued upon exercise of warrant (in shares)		0	0
Share price (in dollars per share)		$ 11.5
Class A Common Stock [Member] | Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Public Warrants [Abstract]
Trading day threshold period		30 days
Number of trading days		20 days
Class A Common Stock [Member] | Redemption of Warrants When Price Equals or Exceeds $10.00 [Member]
Public Warrants [Abstract]
Trading day threshold period		30 days
Number of trading days		20 days
Class A Common Stock [Member] | Public Warrants [Member]
Public Warrants [Abstract]
Number of shares issued upon exercise of warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.5